Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Property, plant and equipment beginning balance	£ 16
Property, plant and equipment ending balance	21	£ 16
Accumulated depreciation
Property, plant and equipment beginning balance	16
Property, plant and equipment ending balance	21	16
Net book value
Property plant and equipment	16	16
Cost
Cost
Property, plant and equipment beginning balance	26	17
Additions	13	9
Property, plant and equipment ending balance	39	26
Accumulated depreciation
Property, plant and equipment beginning balance	26	17
Property, plant and equipment ending balance	39	26
Net book value
Property plant and equipment	26	17
Accumulated depreciation
Cost
Property, plant and equipment beginning balance	10	3
Property, plant and equipment ending balance	18	10
Accumulated depreciation
Property, plant and equipment beginning balance	10	3
Charge for the year	8	7
Property, plant and equipment ending balance	18	10
Net book value
Property plant and equipment	10	3
Computer hardware
Cost
Property, plant and equipment beginning balance	16
Property, plant and equipment ending balance	21	16
Accumulated depreciation
Property, plant and equipment beginning balance	16
Property, plant and equipment ending balance	21	16
Net book value
Property plant and equipment	16	16
Computer hardware | Cost
Cost
Property, plant and equipment beginning balance	26	17
Additions	13	9
Property, plant and equipment ending balance	39	26
Accumulated depreciation
Property, plant and equipment beginning balance	26	17
Property, plant and equipment ending balance	39	26
Net book value
Property plant and equipment	26	17
Computer hardware | Accumulated depreciation
Cost
Property, plant and equipment beginning balance	10	3
Property, plant and equipment ending balance	18	10
Accumulated depreciation
Property, plant and equipment beginning balance	10	3
Charge for the year	8	7
Property, plant and equipment ending balance	18	10
Net book value
Property plant and equipment	£ 10	£ 3